Investment Securities, Available-for-sale Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 573,432	$ 515,531
Gross Unrealized Gains	2,811	58
Gross Unrealized Losses	2,420	14,126
Fair Value	573,823	501,463
U. S. Government Sponsored Enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	104,895	154,868
Gross Unrealized Gains	36	0
Gross Unrealized Losses	419	2,708
Fair Value	104,512	152,160
State and Political Subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	160	168
Gross Unrealized Gains	2	5
Gross Unrealized Losses	0	0
Fair Value	162	173
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	388,537	271,386
Gross Unrealized Gains	2,406	53
Gross Unrealized Losses	1,426	9,407
Fair Value	389,517	262,032
Corporate Bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	30,164	30,048
Gross Unrealized Gains	367	0
Gross Unrealized Losses	95	110
Fair Value	30,436	29,938
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	48,991	58,376
Gross Unrealized Gains	0	0
Gross Unrealized Losses	480	1,901
Fair Value	48,511	56,475
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	685	685
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 685	$ 685